Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Schedule of basic and diluted net loss per share [Abstract]
Net loss attributable to Ucommune International Ltd.’s shareholders	¥ (298,122)	¥ (186,255)	¥ (488,492)		¥ (791,150)		¥ (429,592)
Weighted average ordinary shares used in computing basic loss per share	84,517,049	62,811,339	65,141,759	[1]	50,074,152	[1]	43,359,150	[1]
Weighted average ordinary shares used in computing diluted loss per share	84,517,049	62,811,339		[2]		[2]		[2]
Basic net loss per share	¥ (3.53)	¥ (2.97)	¥ (7.50)		¥ (15.80)		¥ (9.91)
Diluted net loss per share	¥ (3.53)	¥ (2.97)	¥ (7.50)		¥ (15.80)		¥ (9.91)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)
[2]	The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.